Schedule of deferred tax (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Deferred tax assets	$ 3,206	$ 4,405	$ 4,099
Deferred tax liabilities	(7,850)	(2,572)	(2,873)
Net deferred tax (liability)/asset	$ (4,644)	$ 1,833	$ 1,226